Related party transactions - Summary of Sales and Purchases with Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CD&R [Member]
Related Party Transaction [Line Items]
Sales to affiliate companies	$ 5.3	$ 7.7	$ 29.7
Purchases from affiliate companies	6.0	16.5	19.9
Temasek [Member]
Related Party Transaction [Line Items]
Sales to affiliate companies	10.1	14.4	19.8
Purchases from affiliate companies	0.7	10.1	0.1
CVC [Member]
Related Party Transaction [Line Items]
Sales to affiliate companies	0.0	0.5	1.9
Purchases from affiliate companies	$ 0.0	$ 0.0	$ 8.8